OTHER FINANCIAL ASSETS - Narrative (Details) $ in Thousands, $ in Thousands				6 Months Ended	12 Months Ended	13 Months Ended
	May 25, 2023 CAD ($)	May 25, 2023 USD ($) tranches	Mar. 30, 2023 CAD ($) vapeCartridge	Sep. 30, 2023 CAD ($)	Aug. 31, 2022 CAD ($)	Sep. 30, 2023 CAD ($)	Mar. 30, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities					$ 8,439	$ 0
Secured convertible loan advanced, period of extensions	1 year	1 year
Loan receivable				$ 3,092		3,092
Loan modification loss						52
Cost
Disclosure of detailed information about financial instruments [line items]
Additions					30	2,710
Cost | LICENSE AGREEMENTS
Disclosure of detailed information about financial instruments [line items]
Additions					$ 0	2,710
Phylos Bioscience Inc. ("Phylos")
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced		$ 8,000
Number of tranches, secured convertible loan advances | tranches		3
Number of remaining tranches, secured convertible loan | tranches		2
Paid-in-kind interest rate above US prime rate		3.50%
Paid-in-kind interest rate cap		11.00%
Phylos Bioscience Inc. ("Phylos") | Cost | LICENSE AGREEMENTS
Disclosure of detailed information about financial instruments [line items]
Additions						2,710
Phylos Bioscience Inc. ("Phylos") | First
Disclosure of detailed information about financial instruments [line items]
Cash advances and loans made to other parties, classified as investing activities	$ 4,429	$ 3,250
Phylos Bioscience Inc. ("Phylos") | Second and third
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan advanced		$ 4,750
Phylos Bioscience Inc. ("Phylos") | Second
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan, payment period	12 months	12 months
Phylos Bioscience Inc. ("Phylos") | Third
Disclosure of detailed information about financial instruments [line items]
Secured convertible loan, payment period	24 months	24 months
Weekend Holdings Corp. (“WHC”)
Disclosure of detailed information about financial instruments [line items]
Number of vape cartridges for use with cannabis | vapeCartridge			510
Investments in equity instruments designated at fair value through other comprehensive income			$ 5,504	5,345		$ 5,345	$ 4,000
Preference shares subscription, transaction costs			$ 73
Participating share			2.60%
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments				$ 159